Income taxes - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Line Items]
Effective Income Tax Rate Reconciliation, Percent	13.70%	6.80%	12.00%
Income tax provision based on ASML's domestic rate (in percentage)	25.00%	25.00%	25.00%
Unrecognized tax benefits	€ 200.4	€ 227.1
Accrued interest and penalties	(14.2)	€ 9.0	€ 32.6
Decrease to liability for unrecognized tax benefits	€ 33.1
Timing on decrease of liability for unrecognized tax benefits	12 months
Deferred tax liability not recognized in respect of undistributed profit reserves of foreign subsidiaries	no
Unrecognized temporary difference	€ 240.0
With Expiration Date
Income Tax Disclosure [Line Items]
Carryforward losses	133.9
No Expiration Date
Income Tax Disclosure [Line Items]
Tax credit carryforward amount	92.9
With Expiration Date
Income Tax Disclosure [Line Items]
Tax credit carryforward amount	€ 24.3